PREMISES AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Land	$ 2,098	$ 2,098
Buildings	7,052	6,660
Leasehold Improvements	7,563	7,822
Furniture and Equipment	10,867	12,272
Construction in Process	84	20
Total	27,664	28,872
Accumulated depreciation and amortization	(16,448)	(16,221)
Premises and equipment, net	$ 11,216	$ 12,651